Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2023
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player	As of 30 June 2023, the maximum amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	71,998	17,359	89,357
International appearances	10,141	1,719	11,860
Awards	31,925	—	31,925
	114,064	19,078	133,142

As of 30 June 2022, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	58,462	10,609	69,071
International appearances	10,158	1,156	11,314
Awards	31,987	—	31,987
	100,607	11,765	112,372